SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                            EACH OF THE LISTED FUNDS

                                --------------

DWS Balanced Fund                          DWS Europe Equity Fund                       DWS Managed Municipal Bond Fund
DWS Blue Chip Fund                         DWS Global Bond Fund                         DWS Massachusetts Tax-Free Fund
DWS California Tax-Free Income Fund        DWS Global Opportunities Fund                DWS Micro Cap Fund
DWS Capital Growth Fund                    DWS Global Thematic Fund                     DWS Mid Cap Growth Fund
DWS Commodity Securities Fund              DWS GNMA Fund                                DWS Moderate Allocation Fund
DWS Communications Fund                    DWS Gold & Precious Metals Fund              DWS New York Tax-Free Income Fund
DWS Conservative Allocation Fund           DWS Growth & Income Fund                     DWS Pacific Opportunities Equity Fund
DWS Core Fixed Income Fund                 DWS Growth Allocation Fund                   DWS RREEF Global Real Estate Securities Fund
DWS Core Plus Allocation Fund              DWS Growth Plus Allocation Fund              DWS RREEF Real Estate Securities Fund
DWS Core Plus Income Fund                  DWS Health Care Fund                         DWS S&P 500 Index Fund
DWS Disciplined Long/Short Growth Fund     DWS High Income Fund                         DWS Short Duration Fund
DWS Disciplined Long/Short Value Fund      DWS High Income Plus Fund                    DWS Short Duration Plus Fund
DWS Disciplined Market Neutral Fund        DWS High Yield Tax Free Fund                 DWS Short Term Bond Fund
DWS Dreman Concentrated Value Fund         DWS Inflation Protected Plus Fund            DWS Short-Term Municipal Bond Fund
DWS Dreman High Return Equity Fund         DWS Intermediate Tax/AMT Free Fund           DWS Small Cap Core Fund
DWS Dreman Mid Cap Value Fund              DWS International Equity Fund                DWS Small Cap Growth Fund
DWS Dreman Small Cap Value Fund            DWS International Fund                       DWS Small Cap Value Fund
DWS EAFE(R) Equity Index Fund              DWS International Select Equity Fund         DWS Strategic Income Fund
DWS Emerging Markets Equity Fund           DWS International Value Opportunities Fund   DWS Technology Fund
DWS Emerging Markets Fixed Income Fund     DWS Japan Equity Fund                        DWS U.S. Bond Index Fund
DWS Enhanced S&P 500 Index Fund            DWS Large Cap Value Fund                     DWS U.S. Government Securities Fund
DWS Equity 500 Index Fund                  DWS Large Company Growth Fund                DWS Value Builder Fund
DWS Equity Income Fund                     DWS Latin America Equity Fund
DWS Equity Partners Fund                   DWS Lifecycle Long Range Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure under "Redemption fees" in the "Policies You Should Know About" section of each fund's prospectuses:

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans and financial intermediaries whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (viii) transactions involving hardship of any registered shareholder; (ix) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by the fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion); or (xiv) for DWS Massachusetts Tax-Free Fund, DWS Short Term Bond Fund and DWS Intermediate Tax/AMT Free Fund only: checkwriting transactions in these funds. The policy of the DWS funds is to permit transactions on behalf of fund platform providers without the imposition of a redemption fee if such fund platform providers are able to implement trade block policies in which the period of time covered by the trade block is equal to or greater than the relevant redemption fee holding period for the DWS fund.


               Please Retain This Supplement for Future Reference.


                                                                       [Logo]DWS
April 13, 2007                                                           SCUDDER
DMF-3636                                                     Deutsche Bank Group